Intangible Assets - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Impairments		$ 0
Amortisation expense				$ 1,090
Licenses and Patents
Disclosure Of Intangible Assets [Line Items]
Impairments		0	$ 341	1,087
Intangible Assets | Discontinued Operations
Disclosure Of Intangible Assets [Line Items]
Impairments	$ 1,389	$ 0	$ 1,389	$ 480